FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2014
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
17.	FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES

The Company did not hold any material derivative instruments during 2012. In 2013 the Company received warrants as compensation for its contribution in coordinating the establishment of NAO. The warrants hold no value, and have low associated risk. For further background and details related to the warrants please see Note 9.

The majority of NAT and its subsidiaries’ transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect on the value of the Company’s cash flows.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other financial assets.

-	The carrying value of cash and cash equivalents and marketable securities, is a reasonable estimate of fair value.
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The investment in NAO, which is listed on the NYSE, is an available-for-sale security. Accordingly the carrying value of the investment is measured at fair value in the statement of financial position.

-	The estimated fair value for the long-term debt is considered to be equal to the carrying values since it bears variable interest rates.
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The estimated fair value of the warrants in NAO was calculated based on a Black-Scholes model using comparative market data for other companies in the Platform Supply Vessel, or “PSV”, segment to estimate volatility, and by assigning an estimated probability for achieving the exercise levels presented in Note 9.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets that are recorded on the balance sheet at fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.                          Observable inputs such as quoted prices in active markets.
Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2014 and 2013 are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2014 Fair Value	2014 Carrying Value	2013 Fair Value	2013 Carrying Value
Cash and Cash Equivalents	1	100,736	100,736	65,675	65,675
Investment in NAO	1	55,223	55,223	-	-
Warrants in NAO	3	-	-	915	915
Credit Facility		(250,000)	(250,000)	(250,000)	(250,000)

The valuation of vessels measured at fair value on a non-recurring basis as of the valuation date:

A long-lived asset held and used with a carrying amount of $41.4 million was written down to its fair value of $29.4 million as determined based on estimated discounted operating cashflow, using the income approach, resulting in an impairment charge of $12.0 million, which was included in the statement of operations for December 31, 2012. The input factors to the discounted cash flow model are similar to those used for the undiscounted cash flow when testing for impairment (see Note 2) and are significantly based on unobservable inputs (Level 3) assessed from the perspective of a willing market participant.